Taxation - Schedule of (Loss) Income Before Income Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Taxation
PRC entities	¥ (406,503)		¥ (492,143)		¥ 360,160
Non-PRC entities	215,199		(30,646)		(100,641)
Income (loss) before income tax expenses	¥ (191,304)	$ (26,944)	¥ (522,789)	[1]	¥ 259,519

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).